Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000005515 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005515 | Berkshire Hathaway
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005515 | Kenvue
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005515 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005515 | Fiserv
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005515 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005515 | Keysight Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005515 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005515 | Elevance Health
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005515 | Westinghouse Air Brake Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005515 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000005515 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000005515 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000005515 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000005515 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000005515 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005515 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005515 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005515 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005515 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005516 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005516 | Berkshire Hathaway
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005516 | Kenvue
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005516 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005516 | Fiserv
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005516 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005516 | Keysight Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005516 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005516 | Elevance Health
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005516 | Westinghouse Air Brake Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005516 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000005516 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000005516 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000005516 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000005516 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000005516 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005516 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005516 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005516 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005516 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159681 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159681 | Berkshire Hathaway
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159681 | Kenvue
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000159681 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159681 | Fiserv
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159681 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159681 | Keysight Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159681 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159681 | Elevance Health
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159681 | Westinghouse Air Brake Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159681 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000159681 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000159681 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000159681 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000159681 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000159681 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000159681 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000159681 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000159681 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000159681 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219322 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219322 | Berkshire Hathaway
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219322 | Kenvue
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000219322 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219322 | Fiserv
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219322 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219322 | Keysight Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219322 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219322 | Elevance Health
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219322 | Westinghouse Air Brake Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219322 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000219322 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000219322 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000219322 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000219322 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000219322 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000219322 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000219322 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000219322 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219322 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.70%